Document And Entity Information	Oct. 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2023
Entity Registrant Name	THE WESTERN UNION COMPANY
Entity Central Index Key	0001365135
Entity Emerging Growth Company	false
Securities Act File Number	001-32903
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-4531180
Entity Address, Address Line One	7001 EAST BELLEVIEW AVENUE
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	866
Local Phone Number	405-5012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	WU
Security Exchange Name	NYSE